Material accounting policies (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Binomial model: The fair value is estimated by utilizing a simulation of possible future share prices, applying regression analysis, as well as comparing at each potential exercise date the discounted risk-neutral expectation of the option payoff if not exercised, and the relevant exercise price.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value
Level 2 of fair value hierarchy [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	24.00%	32.00%
Level 2 of fair value hierarchy [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	44.00%	45.00%
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Probability-weighted cash flows: This valuation technique considers the probability-weighted expectation of future cash flow.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if:
Expected cash flows	R$ 325,150	R$ 314,953
Probability of disbursement	100.00%	100.00%